Statements of Cash Flows - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss				$ (2,231,950)	$ (1,147,608)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash and money market funds held in Trust Account				(415,046)	(755,104)
Change in operating assets and liabilities
Changes in taxes receivable				99,814	(99,814)
Changes in prepaid expenses				36,039	144,659
Changes in accounts payable and accrued expenses				1,476,713	609,126
Changes in taxes payable				(61,000)	(125,000)
Changes in related party payables				120,000	118,000
Net cash used in operating activities				(975,430)	(1,255,741)
Cash flows from investing activities:
Investment in Trust Account				(485,000)	(1,070,000)
Withdrawal of interest from Trust Account to pay taxes				40,050	898,940
Cash withdrawn from Trust Account in connection with redemption				10,168,702	8,044,313
Net cash used in investing activities				9,723,752	7,873,253
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from loans from related parties				898,000	306,500
Proceeds from extension note - related party				485,000	1,070,000
Redemption of common stock				(10,168,702)	(8,044,313)
Net cash used in financing activities				(8,785,702)	(6,667,813)
NET CHANGE IN CASH				(37,380)	(50,301)
Cash - Beginning of period		$ 37,946	$ 88,247	37,946	88,247
Cash - End of period				566	37,946	$ 88,247
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for taxes				141,000	257,000
Non-cash investing and financing activities:
Accretion of common stock to redemption value				859,998	926,164
Excise tax payable				101,687	80,443
Xtribe PLC [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss		(1,713,605)	(1,269,720)		(2,663,314)	(3,167,727)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		2,939	2,772		5,676	25,367
Lease amortization		34,883	43,371		78,255	61,277
Change in operating assets and liabilities
Accounts receivable		172	(1,565)		1,300	461
Other assets		(8,510)	246,944		264,814	(243,378)
Accounts payable		(636,088)	5,797		503,983	391,359
Due to related parties		10,385	305,589		409,527	(18,919)
Accrued expenses		(64,568)	29,794		73,776	140,402
Operating leases		(14,063)	(22,418)		(36,408)	2,173
Payroll-related liabilities		209,766	(103,754)		(20,811)	243,270
Other liabilities		12,614	11,925		20,795	17,236
Net cash used in operating activities		(2,166,076)	(751,265)		(1,362,407)	(2,548,479)
Cash flows from investing activities:
Lendings to third parties		(736,750)			(863,800)
Purchase of equipment		(3,367)	(2,477)		(2,749)	(23,121)
Proceeds from sale of equipment			18,168		18,168
Net cash used in investing activities		(740,117)	15,691		(848,382)	(23,121)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from loans from related parties		3,343,792	937,390		2,312,944	2,577,332
Repayments of loans from third parties		(6,413)	(90,879)		(228,302)	(168,297)
Finance lease payments for principal of lease liability		(5,731)	(5,677)		(11,378)	(19,137)
Repayments of loan from related parties		(16,038)
Net cash used in financing activities		3,315,610	882,415		2,073,264	2,389,898
Effect of changes in exchange rates for cash and cash equivalents		72,264	(162,127)		118,292	197,817
NET CHANGE IN CASH		481,681	(15,286)		(19,233)	16,115
Cash - Beginning of period		12,624	31,857	$ 12,624	31,857	15,742
Cash - End of period		494,305	16,570		12,624	31,857
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest		2,886	51,534		73,699	50,323
Cash paid for taxes					$ 50	$ 50